Summary of Significant Accounting Policies - PP&E Useful Lives (Details)	12 Months Ended
Dec. 31, 2016
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Real Estate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
Real Estate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years